Registration No. 333-135530

File No. 811-21924

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

OPPENHEIMER TRANSITION 2030 FUND

_________________________________________________________

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, CO 80112-3924

_________________________________________________________

(Address of Principal Executive Offices) (Zip Code)

303-768-3200

_________________________________________________________

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street

New York, NY 10281-1008

_________________________________________________________

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of July, 2011.

OPPENHEIMER TRANSITION 2030 FUND
By:	/s/ William F. Glavin, Jr.
William F. Glavin, President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Brian F. Wruble*	Chairman of the Board of Trustees	July 14, 2011
Brian F. Wruble

/s/ William F. Glavin*	President, Principal	July 14, 2011
William F. Glavin	Executive Officer and Trustee

/s/ Brian W. Wixted*	Treasurer, Principal	July 14, 2011
Brian W. Wixted	Financial & Accounting Officer

/s/ David K. Downes*	Trustee	July 14, 2011
David K. Downes

/s/ Matthew P. Fink*	Trustee	July 14, 2011
Matthew P. Fink

/s/ Phillip A. Griffiths*	Trustee	July 14, 2011
Phillip A. Griffiths

/s/ Mary F. Miller*	Trustee	July 14, 2011
Mary F. Miller

/s/ Joel W. Motley*	Trustee	July 14, 2011
Joel W. Motley

Mary Ann Tynan*	Trustee	July 14, 2011
Mary Ann Tynan

/s/ Joseph M. Wikler*	Trustee	July 14, 2011
Joseph M. Wikler

/s/ Peter I. Wold*	Trustee	July 14, 2011
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

C-1

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